Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	$ 1,932,625	$ (1,156,711)	$ 4,916,809	$ 6,309,583	$ (4,289,578)	$ 50,613,127
PRC [Member]
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	3,447,170	3,309,794	8,003,206	11,939,586	8,930,752	53,158,384
U.S. [Member]
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	(627,907)	(3,765,742)	(1,426,030)	(4,704,077)	(9,761,824)	(2,108,853)
Hong Kong and Bvi [Member]
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	$ (886,638)	$ (700,763)	$ (1,660,367)	$ (925,926)	$ (3,458,506)	$ (436,404)